Derivative Instruments (Offsetting Derivative Liabilities) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 1,206,247	$ 1,857,824
Gross amounts offset in the Statement of Financial Condition	(883,559)	(1,297,243)
Net amounts of liabilities presented in the Statement of Financial Condition	322,688	560,581
Collateral Pledged	$ (322,688)	$ (560,581)
Net Amount
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty H [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition	$ 322,688	$ 560,581
Collateral Pledged	$ (322,688)	(560,581)
Net Amount
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 1,206,247	1,857,824
Gross amounts offset in the Statement of Financial Condition	(883,559)	(1,297,243)
Net amounts of liabilities presented in the Statement of Financial Condition	$ 322,688	$ 560,581